CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	500,000,000	11,923,941	500,000,000
Common stock issued	24,446,284	11,923,941	10,989,751
Common stock outstanding	24,446,284	11,923,941	10,989,751
Class B Common stock
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	500,000,000	13,085,488	500,000,000
Common stock issued	26,663,575	13,085,488	11,173,776
Common stock outstanding	26,663,575	13,085,488	11,173,776